Subsequent Events (Details) - USD ($)	Oct. 12, 2020	Mar. 31, 2021	Jan. 31, 2021	Dec. 31, 2020	Jan. 31, 2020	Dec. 31, 2019
SOFTWARE LUXEMBOURG HOLDING S.A. (SUCCESSOR) AND POINTWELL LIMITED (PREDECESSOR)
Subsequent Event [Line Items]
Common stock par value			$ 0.01		$ 1.38
Agreement and Plan of Merger | SOFTWARE LUXEMBOURG HOLDING S.A. (SUCCESSOR) AND POINTWELL LIMITED (PREDECESSOR)
Subsequent Event [Line Items]
Nominal value per share	$ 0.01
Common stock par value	$ 0.0001
Aggregate principal amount	$ 20,000,000
Agreement and Plan of Merger | Existing Second Out Credit Agreement | SOFTWARE LUXEMBOURG HOLDING S.A. (SUCCESSOR) AND POINTWELL LIMITED (PREDECESSOR)
Subsequent Event [Line Items]
Aggregate redemption price, cash	$ 505,000,000
Class A Common Stock [Member]
Subsequent Event [Line Items]
Common stock par value	$ 0.0001	$ 0.0001		$ 0.0001		$ 0.0001
Class A Common Stock [Member] | Agreement and Plan of Merger | SOFTWARE LUXEMBOURG HOLDING S.A. (SUCCESSOR) AND POINTWELL LIMITED (PREDECESSOR)
Subsequent Event [Line Items]
Nominal value per share	0.01
Common stock par value	0.0001
Class B Common Stock [Member]
Subsequent Event [Line Items]
Common stock par value		$ 0.0001		$ 0.0001		$ 0.0001
Class B Common Stock [Member] | Agreement and Plan of Merger | SOFTWARE LUXEMBOURG HOLDING S.A. (SUCCESSOR) AND POINTWELL LIMITED (PREDECESSOR)
Subsequent Event [Line Items]
Nominal value per share	0.01
Class C Common Stock [Member]
Subsequent Event [Line Items]
Common stock par value	0.0001
Class C Common Stock [Member] | Agreement and Plan of Merger | SOFTWARE LUXEMBOURG HOLDING S.A. (SUCCESSOR) AND POINTWELL LIMITED (PREDECESSOR)
Subsequent Event [Line Items]
Common stock par value	$ 0.0001